CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Allowance for doubtful accounts receivable (in RMB)		5,881	12,110
Preferred Stock, No Par Value	$ 0	0	0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common Stock, No Par Value	$ 0	0	0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	24,016,163	24,016,163	24,016,163
Common stock, shares outstanding	22,738,541	22,738,541	22,905,926
Treasury stock, shares	1,277,622	1,277,622	1,110,237